Parents Company Financial Statements - Statements of Cash Flows (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income		$ 199,759	$ 154,665	$ 22,738
Adjustments to reconcile net income to net cash provided by operating activities
Share-based compensation		10,507	0	0
ESOP expense		9,923	9,408	2,351
Net cash provided by operating activities		229,942	174,490	69,851
Investing activities
Acquisitions, net of cash and cash equivalents acquired		0	(9,085)	0
Contributions to other equity investments		(788)	(2,519)	(4,395)
Net cash provided by (used in) investing activities		(1,076,655)	(1,985,744)	(2,390,183)
Financing activities
Proceeds from issuance of common shares		0	0	1,792,878
Payments for deferred offering costs		0	0	(28,552)
Payment of subordinated debentures assumed in business combination	[1]	0	(36,277)	0
Payments for shares repurchased under share repurchase plans		(201,618)	(23,224)	0
Net cash (used in) provided by financing activities		(215,574)	988,976	4,011,800
Net (decrease) increase in cash, cash equivalents, and restricted cash		(1,062,287)	(822,278)	1,691,468
Cash, cash equivalents, and restricted cash at beginning of period		1,231,792	2,054,070	362,602
Cash, cash equivalents, and restricted cash at end of period		169,505	1,231,792	2,054,070
Parent
Operating activities
Net income		199,759	154,665	22,738
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries		(203,982)	(150,936)	(101,728)
Issuance of common shares donated to the Eastern Bank Foundation		0	0	91,287
Share-based compensation		10,507	0	0
ESOP expense		9,923	9,408	2,351
Deferred income taxes, net		4,792	(7,157)	(10,817)
Other, net		(937)	(388)	(350)
Net cash provided by operating activities		20,062	5,592	3,481
Investing activities
Investment in Eastern Bank		0	0	(882,096)
Acquisitions, net of cash and cash equivalents acquired		0	(640,890)	0
Return of investments in subsidiary		240,000	140,000	0
Contributions to other equity investments		(788)	0	0
Net cash provided by (used in) investing activities		239,212	(500,890)	(882,096)
Financing activities
Proceeds from issuance of common shares		0	0	1,792,878
Purchase of shares by ESOP		0	0	(149,407)
Payments for deferred offering costs		0	0	(28,552)
Payment of subordinated debentures assumed in business combination		0	(36,277)	0
Payments for shares repurchased under share repurchase plans		(201,618)	(23,224)	0
Dividends declared and paid to common shareholders		(65,886)	(51,564)	0
Net cash (used in) provided by financing activities		(267,504)	(111,065)	1,614,919
Net (decrease) increase in cash, cash equivalents, and restricted cash		(8,230)	(606,363)	736,304
Cash, cash equivalents, and restricted cash at beginning of period		134,671	741,034	4,730
Cash, cash equivalents, and restricted cash at end of period		$ 126,441	$ 134,671	$ 741,034

[1]	The Company deposited funds into escrow prior to the Century acquisition date to pay the balance of subordinated debentures assumed in the Century acquisition which was considered to be a defeasance of the debt. Accordingly, Century recorded a payable to the Company in the amount of the escrow deposit and the Company recorded a receivable from Century in the same amount. The payable was reclassified to other assets upon acquisition and is reflected as such balance in the summary of net assets acquired included in Note 3 to the Consolidated Financial Statements. Subsequent to the closing of the acquisition and prior to December 31, 2021, the amounts placed in escrow were disbursed to the holders of the subordinated debentures resulting in a full pay-off of the outstanding balance of the debt.